Note 14 - Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other current liabilities [text block]
Note
14
Other current liabilities

	As of	As of
[US$ thousands]	December 31,	December 31,
Other current liabilities	2017	2018
Accrued personnel expenses	6,195	6,919
Trading liability (1)	—	500
Unsettled trades (1)	—	335
Other current liabilities	2,000	1,947
Total	8,195	9,701

(1)	See Note 15 for further information.